Board of Directors, Senior Management and Key management personnel (Details) - CLF CLF in Thousands	Apr. 26, 2022	Apr. 23, 2021
Board of Directors, Senior Management and Key management personnel
Key management personnel compensation	CLF 600	CLF 600